Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Post-employment benefits
Defined contribution plans	$ 2,340,826	$ 78,975	$ 2,356,416	$ 2,324,737
Defined benefit plans	266,267	8,983	394,741	413,490
Post-employment benefits	2,607,093	87,958	2,751,157	2,738,227
Equity-settled share-based payments	438,765	14,803	470,788	133,496
Other employee benefits	51,043,198	1,722,105	49,525,940	47,883,464
Employee benefits expense	54,089,056	1,824,866	52,747,885	50,755,187
Operating costs [member]
Post-employment benefits
Employee benefits expense	35,978,403	1,213,846	35,588,529	34,720,359
Operating expenses [member]
Post-employment benefits
Employee benefits expense	$ 18,110,653	$ 611,020	$ 17,159,356	$ 16,034,828